Document and Entity Information	Feb. 10, 2021
Cover [Abstract]
Entity Registrant Name	ExOne Co
Amendment Flag	false
Entity Central Index Key	0001561627
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35806
Entity Tax Identification Number	46-1684608
Entity Address, Address Line One	127 Industry Boulevard
Entity Address, City or Town	North Huntingdon
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15642
City Area Code	(724)
Local Phone Number	863-9663
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	XONE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false